Accumulated other comprehensive loss - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	$ 16,200	$ (13,764)	$ 12,568
Gains (loss) on net investment hedge	(17,152)
Gains (loss) on net investment hedge		11,447	(9,965)
Net change	(952)
Net change		(2,317)	2,603
Available-for-sale investment adjustments
Gross unrealized gains (losses)	55,438	(27,893)	6,943
Employee benefit plans adjustments
Amortization of prior service (credit) cost	19	0	0
Other comprehensive income (loss), net of taxes	61,430	(19,475)	15,628
Defined benefit pension plan
Employee benefit plans adjustments
Net actuarial gain (loss)	(3,472)	(7,541)	1,472
Net actuarial gain (loss)	(3,472)	(5,987)	1,472
Net loss (gain) on settlement reclassified to net income	0	1,554	0
Prior service credit (cost) arising during the year	0	(212)	0
Amortization of net actuarial (gains) losses	2,407	2,106	2,247
Change in deferred taxes	149	(298)	(595)
Foreign currency translation adjustments of related balances	(523)	840	(1,233)
Amortization of prior service (credit) cost	19	0	0
Total changes recognized in other comprehensive income (loss)	(1,420)	(3,551)	1,891
Post-retirement healthcare plan
Employee benefit plans adjustments
Net actuarial gain (loss)	10,014	11,589	1,296
Prior service credit (cost) arising during the year	(2,369)	0	0
Amortization of net actuarial (gains) losses	272	2,615	3,514
Change in deferred taxes	0	0	0
Amortization of prior service (credit) cost	376	39	(759)
Total changes recognized in other comprehensive income (loss)	8,293	14,243	4,051
Held-to-maturity Securities
Available-for-sale investment adjustments
Transfer of realized (gains) losses to net income	71	43	140
Net change	71	43	140
Available-for-sale Securities
Available-for-sale investment adjustments
Gross unrealized gains (losses)	57,062	(26,793)	11,129
Transfer of realized (gains) losses to net income	(1,624)	(1,100)	(4,186)
Net change	$ 55,438	$ (27,893)	$ 6,943